Goodwill and Other Intangibles (Tables)	9 Months Ended
Sep. 30, 2015
Goodwill And Intangible Assets Disclosure [Abstract]
Changes in the Carrying Amount of Goodwill

Changes in the carrying amount of goodwill for the nine months ended September 30, 2015 are as follows (in millions):

	Agricultural Equipment	Construction Equipment	Commercial Vehicles	Powertrain	Financial Services	Total
	(in millions)
Balance at December 31, 2014	$1,663	$595	$61	$5	$160	$2,484
Impact of foreign exchange	(15)	(6)	(3)	—	(8)	$(32)
Balance at September 30, 2015	$1,648	$589	$58	$5	$152	$2,452

Other Intangible Assets and Related Accumulated Amortization

As of September 30, 2015 and December 31, 2014, the Company’s other intangible assets and related accumulated amortization consisted of the following:

	September 30, 2015				December 31, 2014
	Weighted Avg. Life	Gross	Accumulated Amortization	Net	Gross	Accumulated Amortization	Net
	(in millions)
Other intangible assets subject to amortization:
Dealer networks	15	$286	$143	$143	$285	$131	$154
Patents, concessions and licenses and other	5-25	1,711	1,292	419	1,701	1,281	420
		1,997	1,435	562	1,986	1,412	574
Other intangible assets not subject to amortization:
Trademarks		235	—	235	276	—	276
Total Other intangible assets		$2,232	$1,435	$797	$2,262	$1,412	$850